                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                                  (CLASS AA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Class AA Variable Annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FIRSTMETLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATEACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                  Mortality and Expense Risk Premium*.... 1.25%
                  Administration Expense Charge..........  .15%
                                                          -----
                  Total Separate Account Annual Expenses. 1.40%

   * We are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.92% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class B), in excess of 0.91% for account value allocated to the BlackRock Legacy Large Cap Growth Portfolio (Class A), and in excess of 0.83% for account value allocated to the Lord Abbett Growth and Income Portfolio (Class B).

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                Minimum Maximum
                                                ------- -------
                 Total Annual Investment
                 Portfolio Operating Expenses
                 (expenses that are deducted
                 from investment portfolio
                 assets, including management
                 fees, distribution and/or
                 service (12b-1) fees, and
                 other expenses)                 0.53%   1.60%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                                                                                   CONTRACTUAL
                                                      DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   Net Total
                                                         AND/OR                 FUND     ANNUAL      AND/OR       Annual
                                          MANAGEMENT SERVICE (12B-1)  OTHER   FEES AND  OPERATING    EXPENSE    Operating
                                             FEE          FEES       EXPENSES EXPENSES* EXPENSES  REIMBURSEMENT Expenses**
--------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS)
-- SERIES II
Invesco V.I. International Growth Fund      0.71%         0.25%       0.33%     0.02%     1.31%          --       1.31%
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS -- SERVICE CLASS 2
Equity-Income Portfolio                     0.46%         0.25%       0.12%        --     0.83%          --       0.83%
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign Securities Fund           0.64%         0.25%       0.15%     0.02%     1.06%       0.01%       1.05%/1/
MET INVESTORS SERIES TRUST -- CLASS B
Clarion Global Real Estate Portfolio        0.64%         0.25%       0.09%        --     0.98%          --       0.98%
Invesco Small Cap Growth Portfolio          0.86%         0.25%       0.04%        --     1.15%          --       1.15%
Lazard Mid Cap Portfolio                    0.70%         0.25%       0.04%        --     0.99%          --       0.99%
Legg Mason ClearBridge Aggressive Growth
 Portfolio                                  0.64%         0.25%       0.03%        --     0.92%          --       0.92%

                                                                                                       CONTRACTUAL
                                                      DISTRIBUTION                            TOTAL    FEE WAIVER   NET TOTAL
                                                         AND/OR                 ACQUIRED     ANNUAL      AND/OR       ANNUAL
                                          MANAGEMENT SERVICE (12B-1)  OTHER   FUND FEES AND OPERATING    EXPENSE    OPERATING
                                             FEE          FEES       EXPENSES   EXPENSES*   EXPENSES  REIMBURSEMENT EXPENSES**
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Value Equity Portfolio           0.64%         0.25%       0.07%          --       0.96%          --        0.96%
Lord Abbett Bond Debenture Portfolio        0.51%         0.25%       0.04%          --       0.80%          --        0.80%
Lord Abbett Growth and Income
 Portfolio                                  0.53%         0.25%       0.03%          --       0.81%          --        0.81%
Lord Abbett Mid Cap Value Portfolio         0.68%         0.25%       0.08%          --       1.01%          --        1.01%
MFS(R) Emerging Markets Equity
 Portfolio                                  0.99%         0.25%       0.18%          --       1.42%          --        1.42%
MFS(R) Research International Portfolio     0.71%         0.25%       0.10%          --       1.06%          --        1.06%
Morgan Stanley Mid Cap Growth
 Portfolio                                  0.70%         0.25%       0.20%          --       1.15%          --        1.15%
Oppenheimer Capital Appreciation
 Portfolio                                  0.60%         0.25%       0.07%          --       0.92%          --        0.92%
PIMCO Total Return Portfolio                0.48%         0.25%       0.04%          --       0.77%          --        0.77%
Pioneer Fund Portfolio                      0.66%         0.25%       0.08%          --       0.99%          --        0.99%
T. Rowe Price Mid Cap Growth
 Portfolio                                  0.75%         0.25%       0.04%          --       1.04%          --        1.04%
Third Avenue Small Cap Value Portfolio      0.74%         0.25%       0.04%          --       1.03%          --        1.03%
Van Kampen Comstock Portfolio               0.61%         0.25%       0.03%          --       0.89%          --        0.89%
METROPOLITAN SERIES FUND, INC.
Artio International Stock Portfolio --
 Class B                                    0.83%         0.25%       0.13%       0.03%       1.24%       0.03%        1.21%/2/
BlackRock Bond Income Portfolio --
 Class B                                    0.38%         0.25%       0.05%          --       0.68%       0.03%        0.65%/3/
BlackRock Legacy Large Cap Growth
 Portfolio -- Class A                       0.73%            --       0.10%          --       0.83%       0.01%        0.82%/4/
BlackRock Money Market Portfolio --
 Class B                                    0.32%         0.25%       0.02%          --       0.59%       0.01%        0.58%/5/
Davis Venture Value Portfolio --
 Class E                                    0.71%         0.15%       0.03%          --       0.89%       0.05%        0.84%/6/
Jennison Growth Portfolio -- Class B        0.62%         0.25%       0.04%          --       0.91%       0.04%        0.87%/7/
Loomis Sayles Small Cap Growth
 Portfolio -- Class B                       0.90%         0.25%       0.45%          --       1.60%       0.05%        1.55%/8/
MetLife Stock Index Portfolio -- Class B    0.25%         0.25%       0.03%          --       0.53%       0.01%        0.52%/9/
Neuberger Berman Genesis Portfolio --
 Class B                                    0.85%         0.25%       0.09%          --       1.19%       0.03%       01.16%/10/
T. Rowe Price Large Cap Growth
 Portfolio -- Class B                       0.60%         0.25%       0.07%          --       0.92%          --        0.92%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B                       0.51%         0.25%       0.11%          --       0.87%          --        0.87%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B                                    0.62%         0.25%       0.07%          --       0.94%       0.04%        0.90%/11/
PIMCO VARIABLE INSURANCE TRUST
-- ADMINISTRATIVE CLASS
High Yield Portfolio                        0.60%            --       0.16%          --       0.76%          --        0.76%
Low Duration Portfolio                      0.50%            --       0.17%          --       0.67%          --        0.67%
PUTNAM VARIABLE TRUST -- CLASS IB
Putnam VT Vista Fund                        0.59%         0.25%       0.20%       0.01%       1.05%          --        1.05%/12/
MET INVESTORS SERIES TRUST
American Funds Balanced Allocation
 Portfolio -- Class C                       0.08%         0.55%       0.02%       0.39%       1.04%          --        1.04%/13/
American Funds Growth Allocation
 Portfolio -- Class C                       0.08%         0.55%       0.02%       0.38%       1.03%          --        1.03%/13/
American Funds Moderate Allocation
 Portfolio Class C                          0.09%         0.55%       0.03%       0.39%       1.06%       0.02%        1.04%/14/
MetLife Aggressive Strategy Portfolio
 Class B                                    0.10%         0.25%       0.02%       0.73%       1.10%       0.02%        1.08%/15/
MetLife Balanced Strategy Portfolio --
 Class B                                    0.06%         0.25%          --       0.66%       0.97%          --        0.97%/16/
MetLife Defensive Strategy Portfolio --
 Class B                                    0.07%         0.25%       0.03%       0.56%       0.91%          --        0.91%/16/

                                                                                                     CONTRACTUAL
                                                    DISTRIBUTION                            TOTAL    FEE WAIVER   NET TOTAL
                                                       AND/OR                 ACQUIRED     ANNUAL      AND/OR       ANNUAL
                                        MANAGEMENT SERVICE (12B-1)  OTHER   FUND FEES AND OPERATING    EXPENSE    OPERATING
                                           FEE          FEES       EXPENSES   EXPENSES*   EXPENSES  REIMBURSEMENT EXPENSES**
-----------------------------------------------------------------------------------------------------------------------------
MetLife Growth Strategy Portfolio --
 Class B                                  0.06%         0.25%          --       0.73%       1.04%          --       1.04%/16/
MetLife Moderate Strategy Portfolio --
 Class B                                  0.07%         0.25%          --       0.65%       0.97%          --       0.97%/16/
SSgA Growth and Income ETF
 Portfolio -- Class B                     0.33%         0.25%       0.07%       0.21%       0.86%       0.03%       0.83%/17/
SSgA Growth ETF Portfolio -- Class B      0.33%         0.25%       0.10%       0.22%       0.90%       0.03%       0.87%/18/

--------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

/1/ The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund"). This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.
/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.
/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.
/4/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.
/5/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds. In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.17% and net annual operating expenses would have been 0.50%.
/6/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets and 0.70% for the next $450 million and 0.65% for the next $4 billion and 0.625% for amounts over $4.5 billion.
/7/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.70% for the first $200 million of the Portfolio's average daily net assets and 0.65% for the next $100 million and 0.60% for the next $200 million and 0.55% for the next $1.3 billion and 0.52% for the next $200 million and 0.47% for amounts over $2 billion.
/8/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.85% for the first $100 million of the Portfolio's average daily net assets and 0.80% for amounts over $100 million. /9/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.
/10/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.825% for the first $500 million of the Portfolio's average daily net assets.
/11/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets.
/12/ Total Annual Operating Expenses reflect projected expenses under a new management contract effective January 1, 2010, changes in the Fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.
/13/ The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009.
/14/ The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.10%.
/15/ The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.10%.
/16/ The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

/17/ The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.37%.
/18/ The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 to April 30, 2011, to limit its fee and to reimburse expenses to the extent necessary to limit total annual operating expenses (excluding acquired fund fees and expenses and 12b-1 fees) to 0.40%.

INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:

  Invesco V.I. International Growth Fund (formerly AIM V.I. International Growth Fund)

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:

  Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust consists of multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolio is available under the contract:

  Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS B (OR CLASS C AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class C as noted) portfolios are available under the contract:

  Clarion Global Real Estate Portfolio
  Invesco Small Cap Growth Portfolio (formerly Met/AIM Small Cap Growth
   Portfolio)
  Lazard Mid Cap Portfolio
  Legg Mason ClearBridge Aggressive Growth Portfolio (formerly Legg Mason
   Partners Aggressive Growth Portfolio)
  Legg Mason Value Equity Portfolio
  Lord Abbett Bond Debenture Portfolio
  Lord Abbett Growth and Income Portfolio
  Lord Abbett Mid Cap Value Portfolio
  MFS(R) Emerging Markets Equity Portfolio
  MFS(R) Research International Portfolio
  Morgan Stanley Mid Cap Growth Portfolio (formerly Van Kampen Mid Cap Growth
   Portfolio)
  Oppenheimer Capital Appreciation Portfolio
  PIMCO Total Return Portfolio

  Pioneer Fund Portfolio
  T. Rowe Price Mid Cap Growth Portfolio
  Third Avenue Small Cap Value Portfolio
  Van Kampen Comstock Portfolio
  American Funds Balanced Allocation Portfolio (Class C)
  American Funds Growth Allocation Portfolio (Class C)
  American Funds Moderate Allocation Portfolio (Class C)
  MetLife Aggressive Strategy Portfolio
  MetLife Balanced Strategy Portfolio
  MetLife Defensive Strategy Portfolio
  MetLife Growth Strategy Portfolio
  MetLife Moderate Strategy Portfolio
  SSgA Growth and Income ETF Portfolio
  SSgA Growth ETF Portfolio

METROPOLITAN SERIES FUND, INC.
(CLASS B (OR CLASS A OR CLASS E AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class A or Class E as noted) portfolios are available under the contract:

  Artio International Stock Portfolio
  BlackRock Bond Income Portfolio
  BlackRock Legacy Large Cap Growth Portfolio (Class A)
  BlackRock Money Market Portfolio
  Davis Venture Value Portfolio (Class E)
  Jennison Growth Portfolio
  Loomis Sayles Small Cap Growth Portfolio
  MetLife Stock Index Portfolio
  Neuberger Berman Genesis Portfolio (formerly BlackRock Strategic Value
   Portfolio)
  T. Rowe Price Large Cap Growth Portfolio
  T. Rowe Price Small Cap Growth Portfolio
  Western Asset Management Strategic Bond Opportunities Portfolio

PIMCO VARIABLE INSURANCE TRUST
(ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

  High Yield Portfolio
  Low Duration Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:

  Putnam VT Vista Fund

TAXES
MINIMUM REQUIRED DISTRIBUTIONS

You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five- year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

OTHER INFORMATION
FIRST METLIFE INVESTORS

DISTRIBUTOR

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their required representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) DWS Variable Series II (formerly Scudder Variable Series II) DWS Government & Agency Securities VIP (Class A) (formerly Scudder Government & Agency Securities Portfolio) (Class A); (b) Met Investors Series Trust (Class A): Lord Abbett Growth and Income Portfolio and for contracts issued prior to May 1, 2002, Lord Abbett Bond Debenture Portfolio (closed effective May 1, 2004) and for contracts issued prior to May 1, 2003, Lord Abbett Mid Cap Value Portfolio, MFS(R) Research International Portfolio (Class A) and T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2004); Third Avenue Small Cap Value Portfolio (Class A) (closed effective May 1,
2005); and (c) Metropolitan Series Fund, Inc: T. Rowe Price Small Cap Growth Portfolio (Class A) (added and closed effective April 30, 2007).

Effective as of May 1, 2002, the following investment portfolios of the Goldman Sachs Variable Insurance Trust were liquidated: the Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund.

Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): for contracts issued on or after May 1, 2002, the Invesco V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B); (b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Service Shares):
The Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 2); the Franklin Small Cap Fund (closed effective May 1,
2004) was replaced with the T. Rowe Price Small Cap Growth Fund (Class B) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust;
(g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS(R) Variable Insurance Trust (Service Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.; and the MFS(R) Strategic Income Series (closed effective May 1, 2004) was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class B), formerly Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Metropolitan Series Fund, Inc; (j) Putnam Variable Trust (Class IB): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1,
2003) was replaced with the MFS(R) Research International Portfolio (Class B) of the Met Investors Series Trust; (k) DWS Variable Series I (formerly Scudder Variable Series I) (Class B): the DWS International Portfolio (formerly Scudder International Portfolio) (closed effective May 1, 2003) was

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replaced with the MFS(R) Research International Portfolio (Class B) of the Met
Investors Series Trust.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class B) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class B) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio (Class B) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Met Investors Series Trust; (b) Dreyfus Variable Investment Fund: the Dreyfus Stock Index Fund (Service Shares) (closed effective May 1, 2003) was replaced with the MetLife Stock Index Portfolio (Class B) of the Metropolitan Series Fund, Inc.;
(c) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust and the MFS(R) New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Met Investors Series Trust; (d) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IB) was replaced with the MFS Research International Portfolio (Class B) of the Met Investors Series Trust; (e) DWS Variable Series II (formerly Scudder Variable Series II): the DWS Dreman Small Cap Value Portfolio (Class A) (formerly SVS Dreman Small Cap Value Portfolio) (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (e) Fidelity Variable Insurance Products: the High Income Portfolio (Service Class
2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust; (f) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. Premier Equity Fund (Series I) (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 1, 2006, the following investment portfolio was replaced
(a) Fidelity Variable Insurance Products: the Growth Portfolio (Service Class
2) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.

Effective as of April 30, 2007, the Met/Putnam Capital Opportunities Portfolio (Class B) of the Met Investors Series Trust was merged into the Lazard Mid Cap Portfolio (Class B) of the Met Investors Series Trust.

Effective as of April 30, 2007, the following investment portfolios were replaced: the Invesco V.I. Capital Appreciation Fund (Series I) was replaced with the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; the Invesco V.I. Capital Appreciation Fund (Series II) (closed effective May 1, 2006) was replaced with the Met/AIM Capital Appreciation Portfolio (Class E) of the Met Investors Series Trust; and the DWS Small Cap Growth VIP (Class A) (closed effective May 1, 2002) was replaced with the
T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective April 28, 2008, the MFS Emerging Markets Equity Portfolio (Class B) of the Met Investors Series Trust replaced the Templeton Developing Markets Securities Fund (Class 2) of the Franklin Templeton Variable Insurance Products Trust.

Effective as of November 10, 2008, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio and the Strategic Growth Portfolio of the Met Investors Series Trust merged into the MetLife Balanced Strategy Portfolio, the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio, respectively.

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class
B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class B) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A and Class E) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective on or about July 17, 2009, the StocksPLUS(R) Growth and Income Portfolio of the PIMCO Variable Insurance Trust was liquidated.

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Effective as of May 3, 2010, the Putnam V.I. Growth and Income Fund (Class IB)
of the Putnam Variable Trust was replaced by the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.


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APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolio is available under the contract:

INVESCO V.I. INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:

EQUITY-INCOME PORTFOLIO

SUBADVISER: FMR Co., Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500/SM/ Index (S&P 500(R)).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser for the following Class 2 portfolio that is available under the contract:

TEMPLETON FOREIGN SECURITIES FUND

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

MET INVESTORS SERIES TRUST (CLASS B (OR CLASS C AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class C as noted) portfolios are available under the contract:

AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT OBJECTIVE: Seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT OBJECTIVE: Seeks growth of capital.

AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT OBJECTIVE: Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

CLARION GLOBAL REAL ESTATE PORTFOLIO

SUBADVISER: ING Clarion Real Estate Securities LLC

INVESTMENT OBJECTIVE: Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

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INVESCO SMALL CAP GROWTH PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LAZARD MID CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation.

LEGG MASON VALUE EQUITY PORTFOLIO

SUBADVISER: Legg Mason Capital Management, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT MID CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks growth of capital.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks a high level of current income with growth of capital, a secondary objective.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks growth of capital.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MORGAN STANLEY MID CAP GROWTH PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income and capital growth.

SSGA GROWTH AND INCOME ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital and income.

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SSGA GROWTH ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc. (On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Portfolio.)

INVESTMENT OBJECTIVE: Seeks capital growth and income.

METROPOLITAN SERIES FUND, INC:
(CLASS B (OR CLASS A OR CLASS E AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class B (or Class A or Class E as noted) portfolios are available under the contract:

ARTIO INTERNATIONAL STOCK PORTFOLIO

SUBADVISER: Artio Global Management LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

BLACKROCK BOND INCOME PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks competitive total return primarily from investing in fixed-income securities.

BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisors, L.P.

INVESTMENT OBJECTIVE: Seeks growth of capital.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO

SUBADVISER: Loomis, Sayles & Company, L.P.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: Seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

NEUBERGER BERMAN GENESIS PORTFOLIO

SUBADVISER: Neuberger Berman Management LLC

INVESTMENT OBJECTIVE: Seeks high total return, consisting principally of capital appreciation.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and, secondarily, dividend income.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

SUBADVISER: Western Asset Management Company

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INVESTMENT OBJECTIVE: Seeks to maximize total return consistent with preservation of capital.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

HIGH YIELD PORTFOLIO

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with preservation of capital and prudent investment management.

LOW DURATION PORTFOLIO

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:

PUTNAM VT VISTA FUND

INVESTMENT OBJECTIVE: Seeks capital appreciation.

SUPP-510 AAOLDNY
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